Taxes - Schedule of Deferred Tax Assets (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Deferred Tax Assets [Abstract]
Allowance for credit loss	$ 28,051	$ 922
Tax loss carried forwards	414,904	152,840
Deferred tax assets	442,955	153,762
Valuation allowance	(442,955)	(153,762)
Deferred tax assets, net